SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
General and administrative expense	$ 1,207,495	$ 1,191,795
Changes in general and administrative expense	$ 15,700
Changes in general and administrative expense.Percentage	1.30%
Payroll MPF and Staff Benefits Expense [Member]
General and administrative expense	$ 469,771	534,998
Changes in general and administrative expense	$ (65,277)
Changes in general and administrative expense.Percentage	(12.20%)
Rental Rates and Property Management Expense [Member]
General and administrative expense	$ 102,278	208,662
Changes in general and administrative expense	$ (106,384)
Changes in general and administrative expense.Percentage	(51.00%)
Depreciation Property Plant Equipment [Member]
General and administrative expense	$ 6,271	7,367
Changes in general and administrative expense	$ (1,096)
Changes in general and administrative expense.Percentage	(14.90%)
Management Expenses [Member]
General and administrative expense		103,596
Changes in general and administrative expense	$ (103,596)
Changes in general and administrative expense.Percentage	(100.00%)
Other Expenses [Member]
General and administrative expense	$ 629,175	$ 337,172
Changes in general and administrative expense	$ 292,003
Changes in general and administrative expense.Percentage	86.60%